MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  June 30, 2002

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                               Semi-Annual Report
                                  June 30, 2002

Dear Policyowner:

      We are pleased to send you the 2002 Semi-Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P Mid-Cap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2002, the following total returns were experienced in these seventeen Separate Account Funds:

          Investment Company Money Market Fund(1) ....................    + 0.3%
          Investment Company All America Fund ........................    -10.7%
          Investment Company Equity Index Fund .......................    -13.6%
          Investment Company Mid-Cap Equity Index Fund ...............    - 4.0%
          Investment Company Bond Fund ...............................    + 2.1%
          Investment Company Short-Term Bond Fund ....................    + 2.2%
          Investment Company Mid-Term Bond Fund ......................    + 3.0%
          Investment Company Composite Fund ..........................    - 3.3%
          Investment Company Aggressive Equity Fund ..................    + 0.4%
          Scudder Bond Fund ..........................................    + 1.7%
          Scudder Capital Growth Fund ................................    -20.8%
          Scudder International Fund .................................    - 4.5%
          American Century VP Capital Appreciation Fund ..............    -10.4%
          Calvert Social Balanced Fund ...............................    - 8.3%
          Fidelity VIP Equity-Income Fund ............................    - 6.5%
          Fidelity VIP II Contrafund .................................    - 1.2%
          Fidelity VIP II Asset Manager Fund .........................    - 8.7%


----------
(1) The seven-day net annualized effective yield as of 8/20/02 was 0.6% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                       Sincerely,

                                       /s/ Manfred Altstadt
                                       -----------------------------------------
                                       Manfred Altstadt
                                       Senior Executive Vice President
                                       and Chief Financial Officer,
                                       Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 3 ...........     1

   Statement of Assets and Liabilities ...................................     5

   Statement of Operations ...............................................     7

   Statements of Changes in Net Assets ...................................     9

   Financial Highlights ..................................................    12

   Notes to Financial Statements .........................................    15

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2002 (Unaudited)

                                                                                      Investment Company
                                                           ------------------------------------------------------------------------
                                                             Money            All           Equity          Mid-Cap
                                                            Market          America          Index       Equity Index       Bond
                                                             Fund            Fund            Fund            Fund           Fund
                                                           ---------       ---------       ---------     ------------     ---------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $12,725
   All America Fund -- $1,307,194
   Equity Index Fund -- $876,113
   Mid-Cap Equity Index Fund -- $421,043
   Bond Fund -- $48,926)
   (Notes 1 and 2) ...................................     $  12,479       $ 789,608       $ 584,770       $ 388,904      $  48,713
Due from (To) General Account ........................           (25)         (5,243)            (88)            291            930
                                                           ---------       ---------       ---------       ---------      ---------
NET ASSETS ...........................................     $  12,454       $ 784,365       $ 584,682       $ 389,195      $  49,643
                                                           =========       =========       =========       =========      =========
UNIT VALUE AT JUNE 30, 2002 ..........................     $    2.29       $    6.91       $    2.31       $    1.20      $    3.64
                                                           =========       =========       =========       =========      =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 .....................................         5,433         113,433         253,052         323,219         13,625
                                                           =========       =========       =========       =========      =========

                                                                                              Investment Company
                                                                           ---------------------------------------------------------
                                                                                                                         Aggressive-
                                                                           Short-Term       Mid-Term       Composite       Equity
                                                                           Bond Fund       Bond Fund         Fund           Fund
                                                                           ----------      ---------       ---------     -----------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $5,007
   Mid-Term Bond Fund -- $8,016
   Composite Fund -- $226,649
   Aggressive Equity Fund -- $702,446)
   (Notes 1 and 2) ...................................................     $   5,103       $   8,418       $ 171,444      $ 536,094
Due from (To) General Account ........................................            22              (5)             61           (280)
                                                                           ---------       ---------       ---------      ---------
NET ASSETS ...........................................................     $   5,125       $   8,413       $ 171,505      $ 535,814
                                                                           =========       =========       =========      =========
UNIT VALUE AT JUNE 30, 2002 ..........................................     $    1.49       $    1.55       $    4.71      $    2.48
                                                                           =========       =========       =========      =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 .....................................................         3,443           5,426          36,398        215,935
                                                                           =========       =========       =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2002 (Unaudited)

                                                                                                                         American
                                                                                        Scudder                           Century
                                                                     -----------------------------------------------    ------------
                                                                                        Capital                          VP Capital
                                                                       Bond             Growth         International    Appreciation
                                                                       Fund              Fund              Fund             Fund
                                                                     ---------         ---------       -------------    ------------
ASSETS:
Investments in Scudder Portfolios and
   American Century VP Capital Appreciation
   Fund at market value (Cost:
   Scudder Bond Fund -- $13,438
   Scudder Capital Growth Fund -- $1,294,839
   Scudder International Fund -- $300,957
   American Century VP Capital
   Appreciation Fund -- $229,230)
   (Notes 1 and 2) ..........................................        $  13,254         $ 729,399         $ 168,587        $ 119,051
Due from (To) General Account ...............................             (307)             (528)               65             (205)
                                                                     ---------         ---------         ---------        ---------
NET ASSETS ..................................................        $  12,947         $ 728,871         $ 168,652        $ 118,846
                                                                     =========         =========         =========        =========
UNIT VALUE AT JUNE 30, 2002 .................................        $   14.84         $   27.21         $   13.10        $   12.04
                                                                     =========         =========         =========        =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ............................................              872            26,789            12,876            9,871
                                                                     =========         =========         =========        =========

                                                                      Calvert                            Fidelity
                                                                     ---------       -----------------------------------------------
                                                                      Social             VIP              VIP II          VIP II
                                                                     Balanced        Equity-Income        Contra       Asset Manager
                                                                       Fund              Fund              Fund            Fund
                                                                     ---------         ---------         ---------       ---------
ASSETS:
Investments in Calvert Social Balance
   Portfolio and Fidelity Portfolios at
   market value (Cost:
   Calvert Social Balanced Fund -- $78,178
   VIP Equity-Income Fund -- $283,124
   VIP II Contra Fund -- $744,102
   VIP II Asset Manager Fund -- $183,802)
   (Notes 1 and 2) ..........................................        $  61,595         $ 245,135         $ 629,579        $ 155,991
Due from (To) General Account ...............................             (271)              310               440              380
                                                                     ---------         ---------         ---------        ---------
NET ASSETS ..................................................        $  61,324         $ 245,445         $ 630,019        $ 156,371
                                                                     =========         =========         =========        =========
UNIT VALUE AT JUNE 30, 2002 .................................        $    2.73         $   30.50         $   25.58        $   21.83
                                                                     =========         =========         =========        =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ............................................           22,441             8,047            24,633            7,164
                                                                     =========         =========         =========        =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                                            Investment Company
                                                                       ------------------------------------------------------------
                                                                                                                          Mid-Cap
                                                                       Money Market    All America     Equity Index    Equity Index
                                                                           Fund            Fund            Fund            Fund
                                                                       ------------    -----------     ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................................        $     --        $     --        $     --        $     --
                                                                         --------        --------        --------        --------
Expenses (Note 3):
   Fees and administrative expenses .............................             204           5,310           3,790           1,814
                                                                         --------        --------        --------        --------
NET INVESTMENT INCOME (LOSS) ....................................            (204)         (5,310)         (3,790)         (1,814)
                                                                         --------        --------        --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......................             (34)        (52,498)         (7,155)           (132)
   Net unrealized appreciation
     (depreciation) of investments ..............................             124         (37,756)        (80,595)        (17,498)
                                                                         --------        --------        --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................................              90         (90,254)        (87,750)        (17,630)
                                                                         --------        --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................................        $   (114)       $(95,564)       $(91,540)       $(19,444)
                                                                         ========        ========        ========        ========

                                                                                   Investment Company
                                                         -------------------------------------------------------------------------
                                                                                                                        Aggressive
                                                           Bond         Short-Term       Mid-Term       Composite         Equity
                                                           Fund         Bond Fund       Bond Fund          Fund            Fund
                                                         --------       ----------      ---------       ---------       ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................     $     --        $     --        $     --        $     --        $     --
                                                         --------        --------        --------        --------        --------
Expenses (Note 3):
   Fees and administrative expenses ................          535              54              88           1,575           2,829
                                                         --------        --------        --------        --------        --------
NET INVESTMENT INCOME (LOSS) .......................         (535)            (54)            (88)         (1,575)         (2,829)
                                                         --------        --------        --------        --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........          (64)              3             105          (8,310)         (7,369)
   Net unrealized appreciation
     (depreciation) of investments .................        1,253             129             188           3,330          10,879
                                                         --------        --------        --------        --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ......................        1,189             132             293          (4,980)          3,510
                                                         --------        --------        --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $    654        $     78        $    205        $ (6,555)       $    681
                                                         ========        ========        ========        ========        ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                                     Scudder                        American Century
                                                                  -----------------------------------------------   ----------------
                                                                                     Capital                           VP Capital
                                                                    Bond             Growth         International     Appreciation
                                                                    Fund              Fund              Fund              Fund
                                                                  ---------         ---------       -------------   ----------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .........................................      $     894         $   2,477         $   1,349         $      --
                                                                  ---------         ---------         ---------         ---------
Expenses (Note 3):
   Fees and administrative expenses ........................            182             3,806               806               642
                                                                  ---------         ---------         ---------         ---------
NET INVESTMENT INCOME (LOSS) ...............................            712            (1,329)              543              (642)
                                                                  ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................            (47)           (1,400)           (6,039)           (2,929)
   Net unrealized appreciation
     (depreciation) of investments .........................           (553)         (184,508)           (2,325)          (10,411)
                                                                  ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..............................           (600)         (185,908)           (8,364)          (13,340)
                                                                  ---------         ---------         ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................      $     112         $(187,237)        $  (7,821)        $ (13,982)
                                                                  =========         =========         =========         =========

                                                                   Calvert                            Fidelity
                                                                  ---------       -------------------------------------------------
                                                                   Social             VIP              VIP II            VIP II
                                                                  Balanced        Equity-Income        Contra         Asset Manager
                                                                    Fund              Fund              Fund              Fund
                                                                  ---------       -------------       ---------       -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividends Income ........................................      $      --         $   9,207         $   4,756         $   6,330
                                                                  ---------         ---------         ---------         ---------
Expenses (Note 3):
   Fees and administrative expenses ........................            542             2,256             3,302             1,245
                                                                  ---------         ---------         ---------         ---------
NET INVESTMENT INCOME (LOSS) ...............................           (542)            6,951             1,454             5,085
                                                                  ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................           (940)           (1,591)           (1,013)             (531)
   Net unrealized appreciation
     (depreciation) of investments .........................         (4,344)          (23,834)           (9,377)          (20,123)
                                                                  ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..............................         (5,284)          (25,425)          (10,390)          (20,654)
                                                                  ---------         ---------         ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................      $  (5,826)        $ (18,474)        $  (8,936)        $ (15,569)
                                                                  =========         =========         =========         =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Investment Company
                                            ---------------------------------------------------------------------------------------
                                                 Money Market Fund             All America Fund              Equity Index Fund
                                            ----------------------------  --------------------------    ---------------------------
                                             For the Six      For the       For the Six    For the       For the Six      For the
                                            Months Ended     Year Ended    Months Ended   Year Ended     Months Ended    Year Ended
                                            June 30, 2002   December 31,  June 30, 2002  December 31,   June 30, 2002   December 31,
                                             (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $      (204)   $       177    $    (5,310)   $    (8,617)   $    (3,790)   $    13,351
   Net realized gain (loss)
     on investments ......................           (34)           145        (52,498)      (127,019)        (7,155)       (18,048)
   Net Unrealized appreciation
     (depreciation)
     of investments ......................           124             33        (37,756)       (84,267)       (80,595)       (85,087)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net
   assets resulting from
   operations ............................          (114)           355        (95,564)      (219,903)       (91,540)       (89,784)
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions .........................         2,897          5,018        124,696        236,309         82,041        177,043
   Withdrawals ...........................            --             (3)        (2,968)       (11,941)        (3,826)       (21,140)
   Net Transfers .........................        (1,798)       (12,251)      (115,630)      (222,823)       (30,380)       (78,570)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................         1,099         (7,236)         6,098          1,545         47,835         77,333
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................           985         (6,881)       (89,466)      (218,358)       (43,705)       (12,451)
NET ASSETS:
Beginning of Period/Year .................        11,469         18,350        873,831      1,092,189        628,387        640,838
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Period/Year .......................   $    12,454    $    11,469    $   784,365    $   873,831    $   584,682    $   628,387
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                           Investment Company
                                            ---------------------------------------------------------------------------------------
                                                 Mid-Cap Equity
                                                   Index Fund                  Bond Fund               Short-Term Fund
                                            ----------------------------  --------------------------    ---------------------------
                                             For the Six      For the       For the Six    For the       For the Six      For the
                                            Months Ended     Year Ended    Months Ended   Year Ended     Months Ended    Year Ended
                                            June 30, 2002   December 31,  June 30, 2002  December 31,   June 30, 2002   December 31,
                                             (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $    (1,814)   $     5,084    $      (535)   $     1,746    $       (54)   $        97
   Net realized gain (loss)
     on investments ......................          (132)        (1,567)           (64)         5,042              3            344
   Net Unrealized appreciation
     (depreciation) of
     investments .........................       (17,498)        (4,663)         1,253          1,652            129            210
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net
   assets resulting from
   operations ............................       (19,444)        (1,146)           654          8,440             78            651
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions .........................        48,963         68,513          9,201         16,147            872          1,433
   Withdrawals ...........................            --             --           (123)            --            (14)            --
   Net Transfers .........................        16,277         20,322         (4,703)       (10,213)          (463)        (1,505)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................        65,240         88,835          4,375          5,934            395            (72)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS .............................        45,796         87,689          5,029         14,374            473            579
NET ASSETS:
Beginning of Period/Year .................       343,399        255,710         44,614         30,240          4,652          4,073
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Period/Year .......................   $   389,195    $   343,399    $    49,643    $    44,614    $     5,125    $     4,652
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Investment Company
                                            ----------------------------------------------------------------------------------------
                                                 Mid-Term Bond Fund             Composite Fund             Aggressive Equity Fund
                                            ----------------------------  --------------------------    ----------------------------
                                             For the Six      For the       For the Six     For the      For the Six      For the
                                            Months Ended     Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                            June 30, 2002   December 31,  June 30, 2002   December 31,  June 30, 2002   December 31,
                                             (Unaudited)       2001        (Unaudited)        2001       (Unaudited)       2001
                                            -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $     (88)      $      52      $  (1,575)     $   5,880      $  (2,829)     $  (3,696)
   Net realized gain (loss)
     on investments ......................         105             429         (8,310)      (141,751)        (7,369)       (70,817)
   Net Unrealized appreciation
     (depreciation) of
     investments .........................         188             564          3,330         59,093         10,879         (8,638)
                                             ---------       ---------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in
   net assets resulting from
   operations ............................         205           1,045         (6,555)       (76,778)           681        (83,151)
                                             ---------       ---------      ---------      ---------      ---------      ---------
From Unit Transactions:
   Contributions .........................       2,938           4,103         43,953         74,637         56,404        116,320
   Withdrawals ...........................          --              --           (497)       (14,972)        (5,119)       (11,657)
   Net Transfers .........................      (3,412)           (874)       (34,844)         6,769        (13,001)        (8,348)
                                             ---------       ---------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from unit
   transactions ..........................        (474)          3,229          8,612         66,434         38,284         96,315
                                             ---------       ---------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ....        (269)          4,274          2,057        (10,344)        38,965         13,164
NET ASSETS:
Beginning of Period/Year .................       8,682           4,408        169,448        179,792        496,849        483,685
                                             ---------       ---------      ---------      ---------      ---------      ---------
End of Period/Year .......................   $   8,413       $   8,682      $ 171,505      $ 169,448      $ 535,814      $ 496,849
                                             =========       =========      =========      =========      =========      =========

                                                                                   Scudder
                                            ---------------------------------------------------------------------------------------
                                                      Bond Fund               Capital Growth Fund           International Fund
                                            ----------------------------  --------------------------    ----------------------------
                                             For the Six      For the       For the Six     For the      For the Six      For the
                                            Months Ended     Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                            June 30, 2002   December 31,  June 30, 2002   December 31,  June 30, 2002   December 31,
                                             (Unaudited)       2001        (Unaudited)        2001       (Unaudited)       2001
                                            -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $     712       $     108      $  (1,329)     $ 108,309      $     543      $  42,085
   Net realized gain (loss)
     on investments ......................         (47)              7         (1,400)       (30,057)        (6,039)       (29,658)
   Net Unrealized appreciation
     (depreciation) of
     investments .........................        (553)             96       (184,508)      (282,145)        (2,325)       (99,608)
                                             ---------       ---------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in
   net assets resulting from
   operations ............................         112             211       (187,237)      (203,893)        (7,821)       (87,181)
                                             ---------       ---------      ---------      ---------      ---------      ---------
From Unit Transactions:
   Contributions .........................       3,346           4,889         82,132        156,260         16,890         43,350
   Withdrawals ...........................         (47)             --         (5,237)       (15,139)          (378)        (6,838)
   Net Transfers .........................      (3,697)            755         (8,750)       (33,481)       (10,950)        (4,394)
                                             ---------       ---------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from unit
   transactions ..........................        (398)          5,644         68,145        107,640          5,562         32,118
                                             ---------       ---------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ....        (286)          5,855       (119,092)       (96,253)        (2,259)       (55,063)
NET ASSETS:
Beginning of Period/Year .................      13,233           7,378        847,963        944,216        170,911        225,974
                                             ---------       ---------      ---------      ---------      ---------      ---------
End of Period/Year .......................   $  12,947       $  13,233      $ 728,871      $ 847,963      $ 168,652      $ 170,911
                                             =========       =========      =========      =========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                American Century                  Calvert
                                                                          ----------------------------  ----------------------------
                                                                          VP Capital Appreciation Fund      Social Balanced Fund
                                                                          ----------------------------  ----------------------------
                                                                           For the Six      For the      For the Six      For the
                                                                           Months Ended    Year Ended   Months Ended     Year Ended
                                                                          June 30, 2002   December 31,  June 30, 2002   December 31,
                                                                           (Unaudited)        2001       (Unaudited)        2001
                                                                          -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ..............................................     $    (642)     $  51,441      $    (542)     $   2,821
   Net realized gain (loss) on investments ............................        (2,929)        (7,201)          (940)          (382)
   Net Unrealized appreciation (depreciation) of investments ..........       (10,411)       (95,007)        (4,344)        (7,829)
                                                                            ---------      ---------      ---------      ---------
Net Increase (Decrease) in net assets resulting from operations .......       (13,982)       (50,767)        (5,826)        (5,390)
                                                                            ---------      ---------      ---------      ---------
From Unit Transactions:
   Contributions ......................................................         9,043         29,154          9,447         31,474
   Withdrawals ........................................................        (1,114)        (2,052)        (6,046)        (1,345)
   Net Transfers ......................................................        (3,856)       (15,565)        (4,198)       (13,191)
                                                                            ---------      ---------      ---------      ---------
Net Increase (Decrease) from unit transactions ........................         4,073         11,537           (797)        16,938
                                                                            ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS .................................        (9,909)       (39,230)        (6,623)        11,548
NET ASSETS:
Beginning of Period/Year ..............................................       128,755        167,985         67,947         56,399
                                                                            ---------      ---------      ---------      ---------
End of Period/Year ....................................................     $ 118,846      $ 128,755      $  61,324      $  67,947
                                                                            =========      =========      =========      =========

                                                                               Fidelity
                                           ---------------------------------------------------------------------------------
                                                       VIP                      VIP II                     VIP III
                                               Equity-Income Fund             Contra Fund            Asset Manager Fund
                                            ----------------------------  --------------------------    ----------------------------
                                             For the Six      For the       For the Six     For the      For the Six      For the
                                            Months Ended     Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                            June 30, 2002   December 31,  June 30, 2002   December 31,  June 30, 2002   December 31,
                                             (Unaudited)       2001        (Unaudited)        2001       (Unaudited)       2001
                                            -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $   6,951       $   9,755      $   1,454      $  12,514      $   5,085      $   2,117
   Net realized gain (loss)
     on investments ......................      (1,591)           (713)        (1,013)        (5,076)          (531)          (929)
   Net Unrealized appreciation
     (depreciation) of
     investments .........................     (23,834)        (25,221)        (9,377)       (84,779)       (20,123)        (6,085)
                                             ---------       ---------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in
   net assets resulting from
   operations ............................     (18,474)        (16,179)        (8,936)       (77,341)       (15,569)        (4,897)
                                             ---------       ---------      ---------      ---------      ---------      ---------
From Unit Transactions:
   Contributions .........................      39,417          84,184         67,689        153,766         12,933        132,102
   Withdrawals ...........................      (2,906)         (9,999)        (1,529)        (9,098)          (247)        (8,671)
   Net Transfers .........................     (15,897)        (38,115)       (17,991)       (42,979)       (14,609)       (20,811)
                                             ---------       ---------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from unit
   transactions ..........................      20,614          36,070         48,169        101,689         (1,923)       102,620
                                             ---------       ---------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ....       2,140          19,891         39,233         24,348        (17,492)        97,723
NET ASSETS:
Beginning of Period/Year .................     243,305         223,414        590,786        566,438        173,863         76,140
                                             ---------       ---------      ---------      ---------      ---------      ---------
End of Period/Year .......................   $ 245,445       $ 243,305      $ 630,019      $ 590,786      $ 156,371      $ 173,863
                                             =========       =========      =========      =========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2002 and the year 2001. Data shown for the preceding year representing the period from April 3, 2000 (commencement of operations) to December 31, 2000 was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                                                 Investment Company
                        -----------------------------------------------------------------------------------------------------------
                                     Money Market                    All America                            Equity Index
                        ----------------------------------- ----------------------------------  -----------------------------------
                         Six Months         Years Ended       Six Months       Years Ended       Six Months        Years Ended
                           Ended            December 31,        Ended          December 31,         Ended          December 31,
SELECTED PER UNIT AND   June 30, 2002   ------------------- June 30, 2002  -------------------  June 30, 2002  --------------------
SUPPLEMENTARY DATA:      (Unaudited)      2001       2000*   (Unaudited)     2001       2000*    (Unaudited)     2001        2000*
---------------------   -------------   --------   -------- -------------  --------   --------  -------------  --------    --------
Unit value, beginning
  of period/year ......   $   2.28      $   2.22   $   2.13    $   7.74    $   9.46   $  10.97    $   2.67     $   3.07    $   3.48
                          ========      ========   ========    ========    ========   ========    ========     ========    ========
Unit value, end of
  period/year .........   $   2.29      $   2.28   $   2.22    $   6.91    $   7.74   $   9.46    $   2.31     $   2.67    $   3.07
                          ========      ========   ========    ========    ========   ========    ========     ========    ========
Units outstanding,
  beginning of
  period/year (1) .....      5,020         8,275                112,867     115,511                235,084      208,558
Units Issued (1) ......      1,348         2,474                 16,857      44,187                 45,176       88,695
Units Redeemed (1) ....       (935)       (5,729)               (16,291)    (46,831)               (27,208)     (62,169)
                          --------      --------               --------    --------               --------     --------
Units Outstanding,
  end of period/year ..      5,433         5,020      8,275     113,433     112,867    115,511     253,052      234,984     208,558
                          ========      ========   ========    ========    ========   ========    ========     ========    ========
Net Assets (1) ........   $ 12,454      $ 11,469               $784,365    $873,831               $584,682     $628,387
                          ========      ========               ========    ========               ========     ========
Expense Ratio (A)(1) ..      0.90%         0.90%                  0.90%       0.90%                  0.90%        0.90%
                          ========      ========               ========    ========               ========     ========
Investment Income
  Ratio (B)(1) ........         --          3.8%                     --        0.4%                     --         3.4%
                          ========      ========               ========    ========               ========     ========
Total Return (C)(1) ...       0.3%          3.0%                 -10.7%      -18.1%                 -13.6%       -13.0%
                          ========      ========               ========    ========               ========     ========

                                                                    Investment Company
                        -----------------------------------------------------------------------------------------------------------
                                    Mid-Cap Equity Index                   Bond                         Short-Term Bond Fund
                        ----------------------------------- ----------------------------------  -----------------------------------
                         Six Months         Years Ended       Six Months       Years Ended       Six Months        Years Ended
                           Ended            December 31,        Ended          December 31,         Ended          December 31,
SELECTED PER UNIT AND   June 30, 2002   ------------------- June 30, 2002  -------------------  June 30, 2002  --------------------
SUPPLEMENTARY DATA:      (Unaudited)      2001       2000*   (Unaudited)     2001       2000*    (Unaudited)     2001        2000*
---------------------   -------------   --------   -------- -------------  --------   --------  -------------  --------    --------
Unit value, beginning
  of period/year ......   $   1.25      $   1.28   $   1.25    $   3.57    $   3.31   $   3.17    $   1.46     $   1.37    $   1.30
                          ========      ========   ========    ========    ========   ========    ========     ========    ========
Unit value, end of
  period/year .........   $   1.20      $   1.25   $   1.28    $   3.64    $   3.57   $   3.31    $   1.49     $   1.46    $   1.37
                          ========      ========   ========    ========    ========   ========    ========     ========    ========
Units outstanding,
  beginning of
  period/year (1) .....    273,759       199,856                 12,500       9,131                  3,204        2,979
Units Issued (1) ......     59,508        99,881                  4,277       8,286                    876        1,947
Units Redeemed (1) ....    (10,048)      (25,978)                (3,152)     (4,917)                  (637)      (1,722)
                          --------      --------               --------    --------               --------     --------
Units Outstanding,
  end of period/year ..    323,219       273,759    199,856      13,625      12,500      9,131        3443        3,204       2,979
                          ========      ========   ========    ========    ========   ========    ========     ========    ========
Net Assets (1) ........   $389,195      $343,399               $ 49,643    $ 44,614               $  5,125     $  4,652
                          ========      ========               ========    ========               ========     ========
Expense Ratio (A)(1) ..      0.90%         0.90%                  0.90%       0.90%                  0.90%        0.90%
                          ========      ========               ========    ========               ========     ========
Investment Income
  Ratio (B)(1) ........         --          2.7%                     --       10.2%                     --         5.5%
                          ========      ========               ========    ========               ========     ========
Total Return (C)(1) ...     -4.0%          -2.0%                   2.1%        7.8%                   2.2%         6.5%
                          ========      ========               ========    ========               ========     ========

----------
*     Commenced operations April 3, 2000

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                    Investment Company
                        -----------------------------------------------------------------------------------------------------------
                                 Mid-Term Bond Fund                   Composite Fund                  Aggressive Equity Fund
                        ----------------------------------- ----------------------------------  -----------------------------------
                         Six Months         Years Ended       Six Months       Years Ended       Six Months        Years Ended
                           Ended            December 31,        Ended          December 31,         Ended          December 31,
SELECTED PER UNIT AND   June 30, 2002   ------------------- June 30, 2002  -------------------  June 30, 2002  --------------------
SUPPLEMENTARY DATA:      (Unaudited)      2001       2000*   (Unaudited)     2001       2000*    (Unaudited)     2001        2000*
---------------------   -------------   --------   -------- -------------  --------   --------  -------------  --------    --------
Unit value, beginning
  of period/year ......   $   1.51      $   1.38    $ 1.34    $    4.87    $    5.52    $ 5.80    $    2.47    $    2.79    $  3.20
                          ========      ========    ======    =========    =========    ======    =========    =========    =======
Unit value, end of
  period/year .........   $   1.55      $   1.51    $ 1.38    $    4.71    $    4.87    $ 5.52    $    2.48    $    2.47    $  2.79
                          ========      ========    ======    =========    =========    ======    =========    =========    =======
Units outstanding,
  beginning of
  period/year (1) .....      5,767         3,205                 34,777       32,563                200,960      173,281
Units Issued (1) ......      2,586         4,689                 10,316       22,937                 28,688       59,555
Units Redeemed (1) ....     (2,927)       (2,127)                (8,695)     (20,723)               (13,713)     (31,876)
                          --------      --------              ---------    ---------              ---------    ---------
Units Outstanding,
  end of period/year ..      5,426         5,767     3,205       36,398       34,777    32,563      215,935      200,960    173,281
                          ========      ========    ======    =========    =========    ======    =========    =========    =======
Net Assets (1) ........   $  8,413      $  8,682              $ 171,505    $ 169,448              $ 535,814    $ 496,849
                          ========      ========              =========    =========              =========    =========
Expense Ratio (A)(1) ..      0.90%         0.90%                  0.90%        0.90%                  0.90%        0.90%
                          ========      ========              =========    =========              =========    =========
Investment Income
  Ratio (B)(1) ........        --           4.0%                     --         7.6%                     --         0.5%
                          ========      ========              =========    =========              =========    =========
Total Return (C)(1) ...       3.0%          9.5%                  -3.3%       -11.8%                   0.4%       -11.4%
                          ========      ========              =========    =========              =========    =========

                                                                          Scudder
                        -----------------------------------------------------------------------------------------------------------
                                    Bond Fund                         Capital Growth                        International
                        ----------------------------------- ----------------------------------  -----------------------------------
                         Six Months         Years Ended       Six Months       Years Ended       Six Months        Years Ended
                           Ended            December 31,        Ended          December 31,         Ended          December 31,
SELECTED PER UNIT AND   June 30, 2002   ------------------- June 30, 2002  -------------------  June 30, 2002  --------------------
SUPPLEMENTARY DATA:      (Unaudited)      2001       2000*   (Unaudited)     2001       2000*    (Unaudited)     2001        2000*
---------------------   -------------   --------   -------- -------------  --------   --------  -------------  --------    --------
Unit value, beginning
  of period/year ......   $  14.60      $  13.94    $12.97    $   34.34    $   42.97   $49.54     $   13.72    $   20.02    $ 25.18
                          ========      ========    ======    =========    =========   ======     =========    =========    =======
Unit value, end of
  period/year .........   $  14.84      $  14.60    $13.94    $   27.21    $   34.34   $42.97     $   13.10    $   13.72    $ 20.02
                          ========      ========    ======    =========    =========   ======     =========    =========    =======
Units outstanding,
  beginning of
  period/year (1) .....        906           529                 24,693       21,974                 12,459       11,288
Units Issued (1) ......        243           638                  3,010        4,923                  1,385        3,714
Units Redeemed (1) ....       (277)         (261)                  (914)      (2,204)                  (968)      (2,543)
                          --------      --------               --------    ---------              ---------     --------
Units Outstanding,
  end of period/year ..        872           906       529       26,789       24,693   21,974        12,876       12,459     11,288
                          ========      ========    ======    =========    =========   ======     =========    =========    =======
Net Assets (1) ........   $ 12,947      $ 13,233               $728,871    $ 847,963              $ 168,652     $170,911
                          ========      ========              =========    =========              =========    =========
Expense Ratio (A) (1) .      0.90%         0.90%                  0.90%        0.90%                  0.90%        0.90%
                          ========      ========              =========    =========              =========    =========
Investment Income
  Ratio (B) (1) .......       6.6%          3.9%                   0.3%        13.8%                   0.8%        23.1%
                          ========      ========              =========    =========              =========    =========
Total Return (C) (1) ..       1.7%          4.8%                 -20.8%       -20.1%                  -4.5%       -31.5%
                          ========      ========              =========    =========              =========    =========

----------
*     Commenced operations April 3, 2000

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                    American Century                          Calvert
                                                            ----------------------------------  -----------------------------------
                                                                 VP Capital Appreciation                   Social Balanced
                                                            ----------------------------------  -----------------------------------
                                                              Six Months       Years Ended       Six Months        Years Ended
                                                                Ended          December 31,         Ended          December 31,
SELECTED PER UNIT AND                                       June 30, 2002  -------------------  June 30, 2002  --------------------
SUPPLEMENTARY DATA:                                          (Unaudited)     2001       2000*    (Unaudited)     2001        2000*
---------------------                                       -------------  --------   --------  -------------  --------    --------
Unit value, beginning of period/year ....................      $  13.44    $  18.82    $20.62      $  2.98      $  3.23     $  3.46
                                                               ========    ========    ======      =======      =======     =======
Unit value, end of period/year ..........................      $  12.04    $  13.44    $18.82      $  2.73      $  2.98     $  3.23
                                                               ========    ========    ======      =======      =======     =======
Units outstanding, beginning of period/year (1) .........         9,580       8,928                 22,799       17,452
Units Issued (1) ........................................         1,018       3,198                  3,672       11,598
Units Redeemed (1) ......................................          (727)     (2,546)                (4,030)      (6,251)
                                                               --------    --------                -------      -------
Units Outstanding, end of period/year ...................         9,871       9,580     8,928       22,441       22,799      17,452
                                                               ========    ========    ======      =======      =======     =======
Net Assets (1) ..........................................      $118,846    $128,755                $61,324      $67,947
                                                               ========    ========                =======      =======
Expense Ratio (A)(1) ....................................         0.65%       0.70%                  0.90%        0.90%
                                                               ========    ========                =======      =======
Investment Income Ratio (B)(1) ..........................            --       37.5%                     --         6.2%
                                                               ========    ========                =======      =======
Total Return (C)(1) .....................................        -10.4%      -28.6%                  -8.3%        -7.8%
                                                               ========    ========                =======      =======

                                                                        Fidelity
                        -----------------------------------------------------------------------------------------------------------
                              VIP Equity-Income Fund                VIP II Contra Fund               VIP II Asset Manager Fund
                        ----------------------------------- ----------------------------------  -----------------------------------
                         Six Months         Years Ended       Six Months       Years Ended       Six Months        Years Ended
                           Ended            December 31,        Ended          December 31,         Ended          December 31,
SELECTED PER UNIT AND   June 30, 2002   ------------------- June 30, 2002  -------------------  June 30, 2002  --------------------
SUPPLEMENTARY DATA:      (Unaudited)      2001       2000*   (Unaudited)     2001       2000*    (Unaudited)     2001        2000*
---------------------   -------------   --------   -------- -------------  --------   --------  -------------  --------    --------
Unit value, beginning
  of period/year ......  $  32.63       $  34.61    $31.31    $  25.88     $  29.73    $33.78     $  23.91     $  25.14     $26.89
                         ========       ========    ======    ========     ========    ======     ========     ========     ======
Unit value, end of
  period/year .........  $  30.50       $  32.63    $34.61    $  25.58     $  25.88    $29.73     $  21.83     $  23.91     $25.14
                         ========       ========    ======    ========     ========    ======     ========     ========     ======
Units outstanding,
  beginning of
  period/year (1) .....     7,456          6,455                22,828       19,053                  7,270        3,029
Units Issued (1) ......     1,761          3,144                 3,284        9,044                    589        8,058
Units Redeemed (1) ....    (1,170)        (2,143)               (1,479)      (5,269)                  (695)      (3,817)
                         --------       --------              --------     --------               --------     --------
Units Outstanding,
  end of period/year ..     8,047          7,456     6,455      24,633       22,828    19,053        7,164        7,270      3,029
                         ========       ========    ======    ========     ========    ======     ========     ========     ======
Net Assets (1) ........  $245,445       $243,305              $630,019     $590,786               $156,371     $173,863
                         ========       ========              ========     ========               ========     ========
Expense Ratio (A)(1) ..     0.80%          0.80%                 0.80%        0.80%                  0.80%        0.80%
                         ========       ========              ========     ========               ========     ========
Investment Income
  Ratio (B)(1) ........      3.7%           6.2%                  0.8%         3.3%                   3.8%         3.3%
                         ========       ========              ========     ========               ========     ========
Total Return (C)(1) ...     -6.5%          -5.7%                 -1.2%       -12.9%                  -8.7%        -4.9%
                         ========       ========              ========     ========               ========     ========

----------
*     Commenced operations April 3, 2000

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. The Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and in corresponding portfolios of Fidelity Variable Insurance Products Funds (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2002 are as follows:

                                                          Number of    Net Asset
                                                           Shares        Value
                                                          ---------    ---------
         Investment Company Funds:
            Money Market Fund: .........................    10,434       $ 1.20
            All America Fund ...........................   421,801         1.87
            Equity Index Fund ..........................   334,380         1.75
            Mid-Cap Equity Index Fund ..................   346,910         1.12
            Bond Fund ..................................    36,625         1.33
            Short-Term Bond Fund .......................     4,840         1.05
            Mid-Term Bond Fund .........................     8,911         0.94
            Composite Fund .............................   129,189         1.33
            Aggressive Equity Fund .....................   340,545         1.57
         Scudder Portfolios:
            Bond Portfolio .............................     2,003         6.62
            Capital Growth Portfolio-- Class "A" .......    56,196        12.98
            International Portfolio-- Class "A" ........    22,011         7.66

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

2.    INVESTMENTS (CONTINUED)

                                                          Number of    Net Asset
                                                           Shares        Value
                                                          ---------    ---------
         American Century VP Capital
            Appreciation Fund ..........................    17,666       $ 6.74
         Calvert Social Balanced Portfolio .............    38,023         1.62
         Fidelity Portfolios:
            Equity-Income -- "Initial" Class ...........    11,947        20.52
            Contrafund -- "Initial" Class ..............    31,782        19.81
            Asset Manager -- "Initial" Class ...........    12,188        12.80

3.    EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% (.20% prior to January 1, 2002) and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily, a mortality risk charge, at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4.    CHANGE IN INDEPENDENT AUDITOR

      In May 2002, Arthur Andersen LLP (Arthur Andersen) was replaced as independent auditor for the Company. KPMG LLP (KPMG) was selected as the Company's independent auditor for 2002. The selection of KPMG as its independent auditor was made by the Company's Board of Directors.

                                                         MUTUAL OF AMERICA
                                                         LIFE INSURANCE COMPANY

                                                         320 PARK AVENUE
                                                         NEW YORK, NY 10022-6839
                                                         212-224-1600

                                                         www.mutualofamerica.com